Long-term debt (Details Narrative) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 07, 2023	Dec. 07, 2022	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Exchange rate		$ 138		$ 2,433
Interest rate		10.75%	0.80%	1.20%
Debt instrument term	48 months